Investment Portfolio - March 31, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS - 21.8%

Non-Convertible Corporate Bonds- 21.8%
Communication Services - 1.3%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	5,780,000	$5,438,788
Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	3,520,000	3,445,473

Total Communication Services		8,884,261

Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	8,325,000	7,331,486
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,270,278
Energy Transfer LP,
7.375%, 2/1/2031[2]	3,395,000	3,564,043
6.50%, 2/1/2042	5,125,000	5,279,198

Total Energy		14,113,519

Financials - 11.3%
Banks - 8.2%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	6,260,000	5,501,660
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	5,170,000	4,978,928
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	3,330,000	3,319,546
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	3,465,000	3,598,610
Huntington Bancshares, Inc., 2.55%, 2/4/2030	4,145,000	3,716,659
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	9,185,000	9,055,402
KeyBank NA, 5.85%, 11/15/2027	3,530,000	3,623,185
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[3]	5,305,000	5,313,969
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	5,510,000	5,041,528
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	5,430,000	5,429,149

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	5,260,000	$5,372,016
		54,950,652
Capital Markets - 0.7%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	4,700,000	4,778,531
Consumer Finance - 1.1%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	6,435,000	7,152,557
Insurance - 1.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,775,000	1,794,197
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,785,000	1,800,023
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,785,000	1,794,154
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	3,420,000	3,561,940
		8,950,314
Total Financials		75,832,054

Industrials - 1.6%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	3,550,000	3,562,739
Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,895,000	3,658,376
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	3,745,000	3,631,609
		7,289,985
Total Industrials		10,852,724

Materials - 0.6%
Metals & Mining - 0.6%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,653,902	3,599,358

Real Estate - 2.2%
Retail REITs - 1.0%
Simon Property Group LP,
2.25%, 1/15/2032	3,720,000	3,139,394
2.65%, 2/1/2032	4,285,000	3,701,604
		6,840,998
Specialized REITs - 1.2%
SBA Tower Trust, 6.599%, 1/15/2028[2]	5,225,000	5,354,760

Investment Portfolio - March 31, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[2]	2,730,000	$2,703,785
		8,058,545
Total Real Estate		14,899,543

Utilities - 1.6%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,568,202
Independent Power and Renewable Electricity Producers - 1.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	6,750,000	7,101,937
Total Utilities		10,670,139

TOTAL CORPORATE BONDS
(Identified Cost $146,157,534)		146,183,084

ASSET-BACKED SECURITIES - 11.1%

ALLO Issuer LLC, Series 2024-1A, Class A2, 5.94%, 7/20/2054[2]	1,250,000	1,262,960
Amur Equipment Finance Receivables XIV LLC,
Series 2024-2A, Class A2, 5.19%, 7/21/2031[2]	4,409,099	4,443,738
Series 2024-2A, Class B, 5.20%, 7/21/2031[2]	3,444,000	3,482,317
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	2,991,868	3,034,097
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,460,666
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,565,487
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	3,250,000	3,284,735
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	979,342
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	302,589	276,190
Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	2,250,000	2,240,106
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	304,136	296,430
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,328,439
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,164,809

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.490%, 11/27/2073[2,4]	2,358,022	$2,375,139
ExteNet Issuer LLC, Series 2024-1A, Class A2, 5.335%, 7/25/2054[2]	3,000,000	2,999,139
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,704,131
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,176,536	979,168
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,610,354
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	238,589	238,639
Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072[2]	6,269,205	6,366,976
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,858,205	1,841,518
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,565,072	2,575,049
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	996,751	985,996
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	979,929	998,476
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	812,789	821,459
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.795%, 12/15/2039[4]	5,141,634	5,019,826
SMB Private Education Loan Trust, Series 2021-A, Class A2A1, (1 mo. U.S. Secured Overnight Financing Rate + 0.844%), 5.164%, 1/15/2053[2,4]	3,900,757	3,864,321
Series 2024-D, Class A1A, 5.38%, 7/15/2053[2]	5,041,782	5,083,778
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	3,270,352	3,134,455
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50%, 8/17/2041[2]	5,491,989	5,390,822
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	1,950,000	1,925,251

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $74,791,699)		74,733,813

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,149,573	1,088,734
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	10,539	10,027

Investment Portfolio - March 31, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	770,347	$627,527
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	156,687	139,063
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	161,252	137,360
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	46,761	38,342
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	28,746	24,902
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,5]	4,461,711	3,863,240
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,466,567	1,282,819
Series 2018-31, Class KP, 3.50%, 7/25/2047	8,143	8,012
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,058,301	895,546
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,168,672	1,147,197
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	1,191,334	1,033,982
Series 5501, Class JL, 3.50%, 6/25/2048	3,275,085	2,676,218
Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	45,645	41,742
Series 2024-64, Class BQ, 5.00%, 4/20/2054	4,327,756	4,292,295
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	430,553	365,674
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,4]	1,467,052	1,360,518
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,065,715	939,105
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,066,392	936,425
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,213,414	1,036,026
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	18,985	18,588
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	13,474	12,189
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	1,603,352	1,249,144

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.451%, 1/25/2063[2,5]	1,966,879	$1,880,966
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	78,078	75,289
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	36,649	35,142
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	68,428	65,957
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	61,166	58,222
OBX Trust,
Series 2020-EXP1, Class B21A, 4.915%, 2/25/2060[2,5]	7,955,520	7,881,523
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,185,110	1,005,703
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[2,6]	2,782,923	2,634,786
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,6]	1,245,707	1,251,509
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,473,854)[4,7]	2,473,854	2,473,577
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	565,557	521,414
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,391,906	1,178,426
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,339,040	1,898,750
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,465,353	1,192,372
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[5]	1,264,178	1,083,010
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	351,171	313,678
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	26,894	24,034
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	71,808	64,360
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	360,324	341,247
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.435%, 10/25/2048[2,4]	55,997	56,140
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,6]	2,294,631	2,282,222
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	13,282	12,272

Investment Portfolio - March 31, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, (continued)
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	391,709	$360,123
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $52,350,519)		49,915,397

MUNICIPAL BONDS - 0.1%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $600,000)	600,000	553,955

U.S. TREASURY SECURITIES - 40.6%

U.S. Treasury Bonds - 16.5%
U.S. Treasury Bond
2.375%, 2/15/2042	46,598,000	34,453,396
3.00%, 5/15/2047	63,366,000	48,455,188
3.625%, 2/15/2053	33,169,000	27,794,586

Total U.S. Treasury Bonds
(Identified Cost $113,186,032)		110,703,170
U.S. Treasury Notes - 24.1%
U.S. Treasury Note
2.25%, 11/15/2027	21,091,000	20,219,349
3.125%, 11/15/2028	20,784,000	20,210,816
1.75%, 11/15/2029	22,269,000	20,221,296
0.875%, 11/15/2030	24,275,000	20,451,687
1.375%, 11/15/2031	20,702,000	17,447,904
4.125%, 11/15/2032	20,328,000	20,318,471
4.50%, 11/15/2033	22,422,000	22,908,978
4.25%, 11/15/2034	20,258,000	20,267,496

Total U.S. Treasury Notes
(Identified Cost $160,767,912)		162,045,997
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $273,953,944)		272,749,167

U.S. GOVERNMENT AGENCIES - 17.9%

Mortgage-Backed Securities - 17.9%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	64,712	63,851
Pool #MA1834, UMBS, 4.50%, 2/1/2034	21,105	21,014
Pool #FM1158, UMBS, 3.50%, 6/1/2034	259,327	251,778
Pool #MA2587, UMBS, 3.50%, 4/1/2036	146,945	140,962
Pool #995876, UMBS, 6.00%, 11/1/2038	45,024	47,254

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,200,776	$1,953,246
Pool #AI5172, UMBS, 4.00%, 8/1/2041	30,209	29,017
Pool #AH3858, UMBS, 4.50%, 8/1/2041	125,219	123,631
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,709,917	1,605,883
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,315,237	2,192,289
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,804,771	3,807,966
Pool #AL7729, UMBS, 4.00%, 6/1/2043	37,842	36,349
Pool #AX1685, UMBS, 3.50%, 11/1/2044	342,430	316,370
Pool #AS4103, UMBS, 4.50%, 12/1/2044	109,118	107,164
Pool #AY8604, UMBS, 3.50%, 4/1/2045	56,756	52,295
Pool #BC6764, UMBS, 3.50%, 4/1/2046	23,965	21,947
Pool #BC8677, UMBS, 4.00%, 5/1/2046	18,612	17,598
Pool #AS8522, UMBS, 3.00%, 12/1/2046	7,662,077	6,685,627
Pool #BD1191, UMBS, 3.50%, 1/1/2047	147,131	134,739
Pool #BE7845, UMBS, 4.50%, 2/1/2047	27,863	27,191
Pool #FS8139, UMBS, 2.00%, 4/1/2047	11,443,837	9,137,324
Pool #MA3007, UMBS, 3.00%, 4/1/2047	583,617	517,281
Pool #FM2232, UMBS, 4.00%, 6/1/2048	84,326	79,649
Pool #AL8674, 5.633%, 1/1/2049	185,288	191,087
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,293,600	2,099,440
Pool #FS9332, UMBS, 3.00%, 3/1/2050	6,288,819	5,575,277
Pool #CA5518, UMBS, 3.00%, 4/1/2050	4,018,430	3,543,628
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,908,063	3,414,614
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,471,706	2,173,811
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,630,589	3,426,421
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,202,573	1,931,229
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,894,868	2,637,154
Pool #FS7251, UMBS, 3.00%, 5/1/2052	9,432,146	8,243,129

Investment Portfolio - March 31, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4656, UMBS, 4.50%, 7/1/2052	4,130,072	$3,958,311
Pool #MA4807, UMBS, 5.50%, 11/1/2052	3,016,507	3,023,551
Pool #FS9453, UMBS, 4.50%, 8/1/2053	3,841,377	3,685,945
Pool #FS7999, UMBS, 5.50%, 4/1/2054	17,002,313	17,079,143
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	31,083	31,109
Pool #C91746, 4.50%, 12/1/2033	24,575	24,497
Pool #C91771, 4.50%, 6/1/2034	35,223	35,106
Pool #C91780, 4.50%, 7/1/2034	40,802	40,673
Pool #QN0349, UMBS, 3.00%, 8/1/2034	247,626	235,867
Pool #C91832, 3.50%, 6/1/2035	157,262	151,124
Pool #G08268, 5.00%, 5/1/2038	224,708	227,407
Pool #G05900, 6.00%, 3/1/2040	15,046	15,809
Pool #A92889, 4.50%, 7/1/2040	89,927	88,952
Pool #A93451, 4.50%, 8/1/2040	250,375	247,660
Pool #G60513, 5.00%, 7/1/2041	206,104	208,572
Pool #G60071, 4.50%, 7/1/2042	86,105	85,172
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,999,108	2,842,206
Pool #Q17513, 3.50%, 4/1/2043	52,789	49,126
Pool #Q37857, 4.00%, 12/1/2045	184,332	175,403

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G60855, 4.50%, 12/1/2045	79,757	$78,430
Pool #Q38388, 4.00%, 1/1/2046	182,730	173,792
Pool #Q47544, 4.00%, 3/1/2047	193,392	183,453
Pool #Q47130, 4.50%, 4/1/2047	24,159	23,483
Pool #G08786, 4.50%, 10/1/2047	55,876	54,312
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,446,249	2,145,686
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,022,861	1,909,105
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,376,663	3,388,721
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,505,014	6,409,731
Pool #QG6308, UMBS, 6.00%, 7/1/2053	2,004,327	2,053,675
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,014,544	2,970,926
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,437,817	1,473,871
Pool #SD5413, UMBS, 5.00%, 5/1/2054	6,659,934	6,554,731

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $120,730,873)		120,231,764

SHORT-TERM INVESTMENT - 0.4%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[8]
(Identified Cost $2,721,519)	2,721,519	2,721,519

TOTAL INVESTMENTS - 99.3%
(Identified Cost $671,306,088)		667,088,699
OTHER ASSETS, LESS LIABILITIES - 0.7%		4,407,862
NET ASSETS - 100%		$671,496,561

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2025 was $143,797,652, which represented 21.4% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2025.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2025.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2025.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2025.

Investment Portfolio - March 31, 2025

(unaudited)

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2025 was $2,473,577, or 0.4% of the Series’ Net Assets.

8Rate shown is the current yield as of March 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$392,980,931	$—	$392,980,931	$—
States and political subdivisions (municipals)	553,955	—	553,955	—
Corporate debt:
Communication Services	8,884,261	—	8,884,261	—
Consumer Discretionary	7,331,486	—	7,331,486	—
Energy	14,113,519	—	14,113,519	—
Financials	75,832,054	—	75,832,054	—
Industrials	10,852,724	—	10,852,724	—
Materials	3,599,358	—	3,599,358	—
Real Estate	14,899,543	—	14,899,543	—
Utilities	10,670,139	—	10,670,139	—
Asset-backed securities	74,733,813	—	74,733,813	—
Commercial mortgage-backed securities	49,915,397	—	49,915,397	—
Short-Term Investment	2,721,519	2,721,519	—	—
Total assets	$667,088,699	$2,721,519	$664,367,180	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or March 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.